Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2021 Lawsuits	Dec. 31, 2020 Lawsuits
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	398,856	372,023
Grant	1,716,541	1,418,961
Expired	(264,286)	(241,548)
Exercised	(1,566,902)	(1,150,580)
Ending	284,209	398,856
13th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	0	372,023
Grant		0
Expired		(241,548)
Exercised		(130,475)
Ending		0
14Th grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	398,856
Grant	0	398,856
Expired	(264,286)
Exercised	(134,570)
Ending	0	398,856
15th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant	284,209
Ending	284,209
Employee wage negotiation [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant	1,432,332	1,020,105
Exercised	(1,432,332)	(1,020,105)